Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 39.4	€ 31.6	€ 22.5
Other tax (principally air passenger duty in various countries)	754.3	693.9	697.9
Total indirect tax and duties	€ 793.7	€ 725.5	€ 720.4